Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2015
Trade Accounts Receivable [Member]
Changes in Allowance for Accounts Receivable

Changes in the allowance for accounts receivable for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	9	~~W~~	32	~~W~~	35
Provision for allowances		23		16		1
Reversal of previous provision		—		—		—
Write-offs		—		(13)		—

Balance at end of year	~~W~~	32	~~W~~	35	~~W~~	36

Loan Receivable
Changes in Allowance for Accounts Receivable

Changes in the allowance for loan receivable for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,200
Provision for allowances		—		—		10
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,210